Officers and Trustees

Chairman of the
Board of Trustees                 Michael F. Koehn

Trustee                           Michael D. Butler

Trustee                           Robertson Whittemore

President                         Harindra de Silva

Treasurer                         Gregory M. McMurran

Senior Vice President             Marie Nastasi Arlt
and Secretary

Investment Adviser
Analytic . TSA Global Asset Management, Inc.
700 South Flower Street, Suite 2400
Los Angeles, CA 90017

Transfer Agent, Dividend Disbursement Agent, and Shareholder Relations Servicing Agent
UAM Fund Services, Inc.
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208

Custodian
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071

Independent Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

The Analytic Series Fund
The Analytic Funds
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208
Phone: (800) 374-2633

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.




                                 ANALYTICFUNDS


                                  The Analytic
                                  Series Fund


                             Short-Term Government
                              Master Fixed Income
                                Enhanced Equity


                               Semi-Annual Report
                                 June 30, 1998


            [LOGO OF NO-LOAD(TM) MUTUAL FUND COUNCIL APPEARS HERE]

ANALYTIC SERIES FUND
--------------------
                                                    [LOGO OF NO-LOAD(TM) MUTUAL
                                                    FUND COUNCIL APPEARS HERE]
July 14, 1998

Dear Fellow Shareholders,

  U.S. stock markets continued to climb during the second quarter of 1998. Large capitalization ("Blue Chip") indices, such as the S&P 500 Index, continued their strong showing in the U.S. equity markets, returning 3.30% for the quarter and 17.71% for the year-to-date period ending June 30, 1998. The performance of small capitalization stocks continued to lag with the S&P Small Cap 600 Index down -4.47% for the quarter, bringing the return for the year-to-date period ending June 30, 1998 down to 6.11%. All of the above returns are with dividends reinvested.

  U.S. fixed income markets also rose during the second quarter of 1998, with all parts of the yield curve benefiting. Shorter-term (1-3 years) Treasury issues were up 1.53% for the quarter and 3.02% year-to-date while intermediate-term (5-10 years) Treasury issues increased 2.44% for the quarter and 4.14% year-to-date. Longer-term issues gained the most, with 15+ year Treasury bonds up 4.81% for the quarter and 6.38% year-to-date.

ENHANCED EQUITY PORTFOLIO

  As of June 30, 1998, your Portfolio's net asset value increased 6.57% for the quarter, bringing the year-to-date return to 24.35%, while the S&P 500 Index increased 3.30% and 17.71% for the same periods, both with dividends reinvested. At quarter end, your Portfolio's share price was $17.01 after paying its 20th consecutive quarterly dividend from net investment income of $0.03 per share.

  The Portfolio's superior performance is evident in its Morningstar large value category performance and risk-adjusted performance (Sharpe Ratio) rankings for the period ending June 30, 1998.

  Year-to-Date Performance Ranking: Top 1% within a universe of 463 mutual funds
  1 Year Performance Ranking:       Top 1% within a universe of 431 mutual funds
  3 Year Performance Ranking:       Top 3% within a universe of 307 mutual funds
  5 Year Performance Ranking:       Top 2% within a universe of 189 mutual funds
  Risk-Adjusted Performance:        Top 6% within a universe of 1,796 domestic
                                    equity funds

MASTER FIXED INCOME PORTFOLIO

  As of June 30, 1998, your portfolio was up 1.45% for the quarter and 3.86% year-to-date. The Lehman Bothers Government/Corporate Bond Index (LBGC) was up 2.61% for the quarter and 4.17% year-to-date. At quarter end, the Portfolio's share price was $8.94 after paying its 20th consecutive quarterly dividend from net investment income. The total quarterly dividend paid through June 30 was $0.041 per share. The SEC 30-day yield was 5.34%.

  Morningstar ranks the Master Fixed Income portfolio among the top 5% of the over 260 funds in the intermediate-term bond category on both a five year absolute performance basis and on a risk adjusted performance basis (Sharpe ratio).

 SHORT-TERM GOVERNMENT PORTFOLIO

  As of June 30, 1998, your Portfolio's total return was 1.54% for the quarter and 2.93% year-to-date. The Merrill Lynch 1 to 3 Year Treasury Index increased 1.53% and 3.02%, respectively, for the same periods. At quarter end, the Portfolio's share price was $9.81 after paying its 20th consecutive quarterly dividend from net investment income. The total quarterly dividend paid through June 30 was $0.049 per share. The SEC 30-day yield was 4.67%.

  Morningstar ranks the Short-Term Government Portfolio among the top 20% of the over 100 funds in the short government category on a five year absolute performance basis.

  As we conclude our final full quarter under the banner of Analytic Family of Funds, we would like to take this opportunity to thank our many loyal shareholders who have put their trust in us over the past 5 years and whose votes supported our new affiliation with PBHG Advisor Funds. We are excited, as we hope you are, with the prospects of a dedicated sales team providing our funds the distribution they need to grow, and ultimately achieve expenses synergies for our shareholders. Of course, your existing investment team remains fully committed to the ongoing management of the funds. Should you have any questions regarding your Portfolios or their transition into the PBHG Advisor Series, please do not hesitate to call us at 1-800-374-2633.

       WE APPRECIATE YOUR BUSINESS AND THANK YOU FOR INVESTING WITH US.

                       Your Investment Management Team:

     /s/ Harindra de Silva                        /s/ Greg McMurran
     Harindra de Silva, Ph.D., CFA                Greg McMurran
     President/Portfolio Manager                  Chief Investment Officer

              /s/ Bob Bannon                      /s/ Dennis Bein
              Bob Bannon                          Dennis Bein, CFA
              Portfolio Manager                   Portfolio Manager

                                 /s/ Scott Barker
                                 Scott Barker
                                 Portfolio Manager

                             ANALYTIC SERIES FUND
                                TOTAL RETURN(1)
                   FROM INCEPTION 7/1/93--06/30/98, PERCENT

                                               1 QUARTER 1 YEAR 3 YEAR INCEPTION
                                               --------- ------ ------ ---------
Short-Term Government Portfolio...............   1.54     6.29   5.93     5.26
Master Fixed Income Portfolio.................   1.45    10.76   8.56     7.60
Enhanced Equity Portfolio.....................   6.57    38.43  30.84    22.75

(1) Periods greater than six months are annualized. The investment returns quoted in this letter represent past returns and should not be construed as a guarantee of the Fund's future performance. Returns are net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Without the Adviser's temporary fee waiver or expenses assumed by the Adviser, total returns for the portfolio would have been lower. The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks. The Lehman Brothers Government/Corporate Index is an unmanaged index composed of the combination of the Government and Corporate Bond Indices. The Government Index includes public organizations of the U.S. Treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued or guaranteed by foreign or international governments or agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year, outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end then removed. All returns are market value weighted inclusive of accrued income. The Merrill Lynch 1-3 year Treasury Index includes only U.S. Treasury Notes and Bonds with maturities one year or greater and less than three years.

                             Analytic Series Fund
                                 Total Return
                         Growth of $10,000 Investment
                               7/1/93 - 6/30/98

                           Enhanced Equity Portfolio

                           [LINE GRAPH APPEARS HERE]


Date           Enhanced Equity Portfolio            S&P 500           CPI
----           -------------------------            -------           ---
                                  10                      10              10
Sep-93                      10.16238                10.25575        10.04848
Dec-93                      10.44961                10.49308        10.09695
Mar-94                      10.12016                10.09279        10.19391
Jun-94                      10.21288                  10.134        10.24931
Sep-94                      10.53671                10.63296        10.34627
Dec-94                      10.41076                10.63025        10.36704
Mar-95                      11.34275                11.66518        10.48477
Jun-95                      12.48129                12.77207        10.56095
Sep-95                      13.50804                13.78748        10.60942
Dec-95                      14.09203                14.60911         10.6302
Mar-96                      14.86526                 15.4032        10.78255
Jun-96                      15.43365                 16.0986        10.85181
Sep-96                      15.55413                16.59113        10.92798
Dec-96                      17.32669                17.98004        10.98339
Mar-97                      17.58465                18.45043        11.08034
Jun-97                      20.21168                21.67797        11.10111
Sep-97                      22.63102                23.30852        11.16344
Dec-97                      22.50202                23.97861        11.17037
Mar-98                      26.25986                27.32443        11.23269
Jun-98                      27.98513                28.22669        11.29508


Past performance is not predictive of future performance.


                         Master Fixed Income Portfolio

                           [LINE GRAPH APPEARS HERE]

                        Master Fixed                     Lehman Bros.
Date                  Income Portfolio             Govt./Corp. Bond Index
----                  ----------------             ----------------------
                                10                                10
Sep-93                      10.342                          10.33151
Dec-93                    10.36278                          10.30177
Mar-94                    10.07714                          9.977755
Jun-94                    10.05318                          9.854411
Sep-94                    10.22936                          9.903681
Dec-94                    10.25547                          9.940155
Mar-95                    10.69214                           10.4355
Jun-95                    11.26984                          11.11207
Sep-95                    11.49993                          11.32476
Dec-95                    11.94068                          11.85254
Mar-96                    11.97511                          11.57514
Jun-96                    12.03088                          11.62951
Sep-96                    12.24249                          11.83526
Dec-96                    12.62005                          12.19696
Mar-97                    12.55836                          12.09162
Jun-97                    13.02045                          12.53084
Sep-97                    13.59074                          12.97013
Dec-97                    13.88566                          13.38659
Mar-98                    14.21614                          13.59019
Jun-98                    14.42086                          13.94508


Past performance is not predictive of future performance.

                             Analytic Series Fund
                                 Total Return
                         Growth of $10,000 Investment
                               7/1/93 - 6/30/98

                        Short Term Government Portfolio


                           [LINE GRAPH APPEARS HERE]


                        Short-Term                         Merrill Lynch
Date               Government Portfolio                1-3 year Treasury Index
----               --------------------                -----------------------
                                10                                  10
Sep-93                    10.14322                             10.1435
Dec-93                    10.19954                             10.2034
Mar-94                    10.10081                            10.15247
Jun-94                    10.08955                            10.16081
Sep-94                    10.20413                            10.26099
Dec-94                    10.19921                            10.26141
Mar-95                    10.54177                              10.606
Jun-95                    10.85596                            10.94601
Sep-95                    11.01651                            11.11045
Dec-95                    11.27403                            11.39008
Mar-96                    11.28659                            11.42811
Jun-96                    11.38627                            11.54342
Sep-96                     11.5605                            11.73412
Dec-96                    11.86934                            11.95717
Mar-97                    11.92549                            12.03627
Jun-97                    12.12477                            12.30158
Sep-97                    12.36969                            12.54271
Dec-97                     12.5206                            12.75315
Mar-98                    12.69213                            12.94044
Jun-98                    12.88759                            13.13823


Past performance is not predictive of future performance.

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Please note that one cannot invest directly in an unmanaged index.

The investment returns quoted represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Merrill Lynch 1-3 year Treasury Index includes only U.S. Treasury Notes and Bonds with Maturities one year or greater and less than three years.

The Lehman Brothers Government/Corporate Index is an unmanaged index composed of a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. treasury, issues of Government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued or guaranteed by foreign or international governments or agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end then removed. All returns are market value weighted inclusive of accrued income.

CPI--Consumer Price Index is an index of prices used to measure the change in the cost of basic goods and services in comparison with a fixed base period.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

 PRINCIPAL                                                  MATURITY   MARKET
  AMOUNT                                             COUPON   DATE     VALUE
-------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--14.48% OF NET ASSETS
 $200,000  Nippon Telegraph & Telephone Corp......    6.00%  6/30/00 $  200,217
  275,000  Shell Canada Ltd.......................    8.88%  1/14/01    293,510
                                                                     ----------
           TOTAL CORPORATE OBLIGATIONS
           (Cost $496,634)........................                      493,727
-------------------------------------------------------------------------------
 U.S. AGENCY OBLIGATIONS--47.99%
 100,000   Federal Home Loan Bank.................    5.01% 11/23/98     99,747
 250,000   Federal Home Loan Mortgage Corp. ......    7.05%  11/7/06    258,897
 300,000   Federal National Mortgage Association..    6.65%   3/8/06    305,504
 300,000   Federal National Mortgage Association..    7.32%   5/3/06    310,803
 300,000   Federal National Mortgage Association..    6.87%  7/17/07    306,089
 350,000   Federal National Mortgage Association..    6.83% 10/10/07    354,750
                                                                     ----------
           TOTAL U.S. AGENCY OBLIGATIONS
           (Cost $1,634,373)......................                    1,635,790
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--32.52%
 250,000   Treasury Note..........................    6.00%  8/15/00    252,344
 300,000   Treasury Note..........................    5.63% 11/30/00    300,656
 275,000   Treasury Note..........................    5.50% 12/31/00    274,828
 275,000   Treasury Note..........................    6.38%  3/31/01    280,758
                                                                     ----------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,106,957)......................                    1,108,586
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS--94.99%
  (Cost $3,237,964)................................                   3,238,103
-------------------------------------------------------------------------------
 CASH EQUIVALENTS--3.73%
 127,217   Chase Vista Cash Money Market Fund
           5.08%
           (Cost $127,217)........................                      127,217
 EXCESS OTHER ASSETS OVER LIABILITIES (NET)--
 1.28%.............................................                      43,746
-------------------------------------------------------------------------------
 NET ASSETS--100%..................................                  $3,409,066
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $3,237,964).......... $3,238,103
 Cash equivalents..................................................    127,217
 Interest receivable...............................................     62,686
 Cash held by brokers..............................................      9,727
 Receivable from investment adviser................................      8,890
-------------------------------------------------------------------------------
  Total assets.....................................................  3,446,623
-------------------------------------------------------------------------------
LIABILITIES:
 Overdraft payable.................................................     14,980
 Payable for administrative fees...................................      6,000
 Payable for investment advisory fees..............................        829
 Trustees fees payable.............................................        217
 Payable for daily variation on futures contracts..................        156
 Other.............................................................     15,375
-------------------------------------------------------------------------------
  Total liabilities................................................     37,557
-------------------------------------------------------------------------------
NET ASSETS......................................................... $3,409,066
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REPRESENTED BY:
 Paid in capital................................................... $4,212,269
 Undistributed net investment income...............................        373
 Distributions in excess of net realized gains.....................   (804,384)
 Net unrealized appreciation of investments and futures............        808
-------------------------------------------------------------------------------
                                                                    $3,409,066
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Net asset value, purchase and redemption price per outstanding
  capital share (347,475 capital shares outstanding)............... $     9.81
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest............................................................. $104,411
--------------------------------------------------------------------------------
  Total investment income.............................................  104,411
--------------------------------------------------------------------------------
EXPENSES:
 Administrative fees..................................................   27,657
 Registration fees....................................................    9,567
 Shareholder reports fees.............................................    8,528
 Legal fees...........................................................    5,072
 Investment advisory fees.............................................    4,919
 Audit fees...........................................................    3,535
 Custodian fees.......................................................    2,656
 Trustees' fees and expenses..........................................      471
 Miscellaneous fees...................................................    1,162
--------------------------------------------------------------------------------
  Total expenses......................................................   63,567
--------------------------------------------------------------------------------
 Waiver of investment advisory fees...................................   (4,919)
 Reimbursed expenses by the adviser...................................  (48,908)
--------------------------------------------------------------------------------
  Total waivers and reimbursements....................................  (53,827)
--------------------------------------------------------------------------------
 Net expenses.........................................................    9,740
--------------------------------------------------------------------------------
 Net investment income................................................   94,671
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
 Investments..........................................................      853
 Futures..............................................................   (7,464)
--------------------------------------------------------------------------------
 Total Net Realized Loss..............................................   (6,611)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION:
 Investments..........................................................    5,514
 Futures..............................................................      669
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION..................    6,183
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS......................................     (428)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS............................ $ 94,243
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                      JUNE 30, 1998 DECEMBER 31,
                                                       (UNAUDITED)      1997
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income...............................  $   94,671   $    51,472
 Net realized loss on investments....................      (6,611)       (3,860)
 Change in unrealized appreciation/depreciation on
  investments........................................       6,183         2,655
--------------------------------------------------------------------------------
  Increase in net assets from operations.............      94,243        50,267
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........................     (94,671)      (51,472)
 In excess of net investment income..................         --           (184)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions..........     (94,671)      (51,656)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 76,821 and 385,159 capital
  shares for six months ended June 30, 1998 and year
  ended December 31, 1997, respectively..............     756,322     3,777,511
 Proceeds from 9,505 and 5,298 capital shares issued
  upon reinvestment of distributions for the six
  months ended June 30, 1998 and year ended December
  31, 1997, respectively.............................      93,337        50,743
 Cost of 42,488 and 189,278 capital shares redeemed
  for the six months ended June 30, 1998 and year
  ended December 31, 1997, respectively..............    (417,709)   (1,856,900)
--------------------------------------------------------------------------------
  Increase in net assets from fund share
   transactions......................................     431,950     1,971,354
--------------------------------------------------------------------------------
 Net increase in net assets..........................     431,522     1,969,965
  Net assets, beginning of period....................   2,977,544     1,007,579
--------------------------------------------------------------------------------
  Net assets, end of period (including undistributed
   net investment income of $373 and $373
   respectively).....................................  $3,409,066   $ 2,977,544
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
SHORT-TERM GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                            ENDED
                          JUNE 30,          YEAR ENDED DECEMBER 31
                            1998     -----------------------------------------
                         (UNAUDITED)  1997    1996    1995     1994     1993
-------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD.....   $ 9.81    $ 9.83  $ 9.98  $  9.55  $ 10.03  $ 10.03
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
 Net investment income..     0.28      0.55    0.62     0.56     0.48     0.53
 Net realized and
  unrealized gains
  (losses) on
  investments and
  options...............     0.00     (0.02)  (0.10)    0.43    (0.48)     --
-------------------------------------------------------------------------------
  Total from investment
  operations............     0.28      0.53    0.52     0.99     0.00     0.53
-------------------------------------------------------------------------------
LESS DISTRIBUTION:
 From net investment
 income(1)..............     0.28      0.55    0.66     0.56     0.48     0.53
 Return of capital......      --        --     0.01      --       --       --
-------------------------------------------------------------------------------
  Total distributions...     0.28      0.55    0.67     0.56     0.48     0.53
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD..................   $ 9.81    $ 9.81  $ 9.83  $  9.98  $  9.55  $ 10.03
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL RETURN............     2.93%     5.54%   5.28%   10.65%    0.00%    5.37%
-------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL
DATA
Net assets, end of
period ($000)...........   $3,409    $2,978  $1,008  $27,880  $24,481  $26,097
Ratio of expenses to
average net assets:
 Before expense
  reimbursement and
  waivers...............     3.91%*    7.78%   0.76%    0.82%    0.85%    0.75%
 After expense
 reimbursement and
 waivers................     0.60%*    0.60%   0.56%    0.50%    0.45%    0.45%
Ratio of net investment
 income to average net
 assets.................     5.83%*    5.57%   5.99%    5.76%    5.37%    4.91%
Portfolio turnover
rate....................    28.33%    33.50%  31.48%   10.15%    3.21%   85.69%
-------------------------------------------------------------------------------

(1) For the year ended December 31, 1997, the distributions in excess of net investment income amounted to $0.002.
 *Annualized

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

 PRINCIPAL                                                  MATURITY   MARKET
  AMOUNT                                             COUPON   DATE     VALUE
-------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS--25.33% OF NET ASSETS
 $575,000  Treasury Bond..........................    7.25%  5/15/16 $  673,828
  100,000  Treasury Note..........................    8.00%  5/15/01    106,469
  400,000  Treasury Note..........................    7.50%  2/15/05    442,875
  100,000  Treasury Note..........................    6.50%  5/15/05    105,563
                                                                     ----------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $1,313,094)......................                    1,328,735
-------------------------------------------------------------------------------
 U.S. AGENCY OBLIGATIONS--6.62%
           Federal National Mortgage Association
  350,000  (Cost $346,904)........................    6.20% 11/12/03    347,327
-------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS--42.96%
  200,000  American Home Products.................    7.90%  2/15/05    219,647
  175,000  Bankers Trust New York.................    7.50%  1/15/02    182,512
  250,000  First Chicago NBD Corp.................    6.13%  2/15/06    247,919
  500,000  GMAC, Series E.........................    5.63%  2/25/00    497,195
  300,000  Gillette Co............................    5.75% 10/15/05    295,462
  375,000  Hitachi Credit Corp....................    5.88% 12/28/00    371,738
  200,000  KFW International Finance..............    7.63%  2/15/04    216,947
  200,000  Sears, Roebuck & Co....................    8.30% 10/26/04    222,314
                                                                     ----------
           TOTAL CORPORATE OBLIGATIONS
           (Cost $2,230,735)......................                    2,253,734
-------------------------------------------------------------------------------
           TOTAL FIXED INCOME SECURITIES--74.91%
           (Cost $3,890,733) .....................                   $3,929,796
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                             OUTSTANDING OPTIONS**
                                                (*INDICATES PUT)
                                 ----------------------------------------------
                                                                MARKET VALUE
                                                              -----------------
                                  SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                                 OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
AUTO RELATED--(0.08%)
 OEA, Inc.......................  3,500     Oct '98   $15.00*  $        $4,156
-------------------------------------------------------------------------------
BANKS / SAVINGS & LOANS--(0.05%)
 Banc One Corp..................    900    July '98    55.00*              900
 Crestar Financial Corp.........    900     Oct '98    55.00*            1,575
 IMC Mortgage Co................  3,100    July '98    15.00      388
 SouthTrust Corp................  1,200    July '98    40.00*              225
                                                               ------   ------
                                                                  388    2,700
-------------------------------------------------------------------------------
COMPUTER SERVICES / SOFTWARE--(0.01%)
 Cadence Design Systems, Inc....  1,600     Aug '98    32.50*            5,500
 Ceridian Corp. ................    900    July '98    55.00*              562
 Xylan Corp. ...................  1,600     Sep '98    30.00    5,800
                                                               ------   ------
                                                                5,800    6,062
-------------------------------------------------------------------------------
ELECTRONICS--(0.15%)
 Linear Technology Corp.........    700    July '98    60.00*            4,113
 SCI Systems, Inc...............  1,600     Oct '98    35.00*            3,800
 Tracor, Inc....................  1,100     Oct '98    40.00      138
                                                               ------   ------
                                                                  138    7,913
-------------------------------------------------------------------------------
ELECTRIC / GAS / WATER UTILITIES--(0.05%)
 Northeast Utilities............  3,400     Sep '98    15.00*            2,763
-------------------------------------------------------------------------------
ENTERTAINMENT / ADVERTISING--(0.11%)
 The Walt Disney Co.............    400    July '98   110.00*            2,450
 Univision Communications,
 Inc. ..........................  1,700     Aug '98    35.00*            3,294
                                                                        ------
                                                                         5,744
-------------------------------------------------------------------------------
FINANCIAL SERVICES & BROKERS--0.01%
 FIRSTPLUS Financial Group......  1,000    July '98    45.00      125
 Schwab (Charles) Corp. ........  1,100     Sep '98    40.00      481
                                                               ------
                                                                  606
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                             OUTSTANDING OPTIONS**
                                                (*INDICATES PUT)
                                 ----------------------------------------------
                                                                MARKET VALUE
                                                              -----------------
                                  SHARES  EXPIRATION EXERCISE PURCHASED WRITTEN
                                 OPTIONED    DATE     PRICE    OPTIONS  OPTIONS
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
FOOD PROCESSING & WHOLESALE--(0.12%)
 Bestfoods......................    900    July '98   57.50*   $        $  956
 Delta & Pine Land Co. .........    900     Aug '98   50.00*             5,344
                                                                        ------
                                                                         6,300
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER--(0.04%)
 Bowater, Inc...................  1,000    July '98   50.00*             3,062
 Natures Sunshine Products,
 Inc............................  1,900    Sept '98   25.00     1,069
                                                               ------   ------
                                                                1,069    3,062
-------------------------------------------------------------------------------
INSURANCE--(0.07%)
 Allmerica Financial Corp.......    700     Nov '98   65.00*             3,544
-------------------------------------------------------------------------------
MEDICAL SUPPLIES & SERVICES--0.17%
 American Home Products Corp....  1,100     Oct '98   45.00*               962
 Medimmune, Inc.................    900    Sept '98   55.00     9,675
                                                               ------   ------
                                                                9,675      962
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--(0.06%)
 Gerber Scientific, Inc. .......  2,300     Aug '98   60.00*             3,306
 Guidant Corp...................    800     Jan '99   60.00*             2,650
 Hexcel Corp....................  2,000     Oct '98   25.00     2,625
                                                               ------   ------
                                                                2,625    5,956
-------------------------------------------------------------------------------
OIL AND GAS--(0.04%)
 British Petroleum Co. ADR......    600     Oct '98   80.00*             1,237
 Burlington Resources, Inc. ....  1,100    July '98   42.50*               894
                                                                        ------
                                                                         2,131
-------------------------------------------------------------------------------
OIL EQUIPMENT / EXPLORATION & SERVICES--
(0.15%)
 Oryx Energy Co.................  2,100    July '98   22.50*             2,100
 Smith International, Inc. .....  1,400     Oct '98   35.00*             5,863
                                                                        ------
                                                                         7,963
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                           OUTSTANDING OPTIONS**
                                             (*INDICATES PUT)
                             -------------------------------------------------
                                                              MARKET VALUE
                                                          --------------------
                              SHARES  EXPIRATION EXERCISE PURCHASED  WRITTEN
                             OPTIONED    DATE     PRICE    OPTIONS   OPTIONS
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
RETAIL--GENERAL / DEPARTMENT--0.00%
 Dominick's Supermarkets,
 Inc. ......................  1,100    Sept '98   45.00    $ 2,612  $
 Family Dollar Stores.......  2,700    July '98   17.50*                   844
 Rite Aid Corp..............  1,400     Oct '98   35.00*                 2,100
                                                           -------  ----------
                                                             2,612       2,944
-------------------------------------------------------------------------------
TELECOMMUNICATION UTILITIES--0.00%
 AT & T Corp. ..............    700    July '98   65.00         87
 Teleport Communications
 Group, Inc. ...............    800    July '98   60.00        100
                                                           -------
                                                               187
                                                           -------  ----------
 TOTALS.....................                               $23,100  $   62,200
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES--74.91%
 (Cost $3,890,733)................................................. $3,929,796
TOTAL PURCHASED OPTIONS--0.44%
 (Cost $34,478)....................................................     23,100
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--75.35%
 (Cost $3,925,211).................................................  3,952,896
TOTAL WRITTEN OPTIONS--(1.19%)
 (Premiums Received ($64,602)).....................................    (62,200)
CASH EQUIVALENTS--24.79%
 Vista Cash Managed Money Market Fund 5.08% (Cost $1,300,332)......  1,300,332
EXCESS OTHER ASSETS OVER LIABILITIES (NET)--1.05%..................     54,999
-------------------------------------------------------------------------------
NET ASSETS--100%................................................... $5,246,027
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 **--Non-income producing
ADR--American Depositary Receipt

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS+

                                                                     PERCENT OF
                                                                     NET ASSETS
                                                                     ----------
 1. U.S. Treasury Bond 7.25%, 5/15/16............................       12.8%
 2. GMAC, Series E 5.63%, 2/25/00................................        9.5
 3. U.S. Treasury Note 7.50%, 2/15/05............................        8.4
 4. Hitachi Credit Corp. 5.88%, 12/28/00.........................        7.1
 5. Federal National Mortgage Association 6.20%, 11/12/03........        6.6
 6. Gillette Co. 5.75%, 10/15/05.................................        5.6
 7. First Chicago NBD Corp. 6.13%, 2/15/06.......................        4.7
 8. Sears, Roebuck & Co. 8.30% 10/26/04..........................        4.2
 9. American Home Products 7.90%, 2/15/05........................        4.2
10. KFW International Finance 7.63%, 2/15/04.....................        4.1
--------------------------------------------------------------------------------
+Excludes cash equivalents

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $3,925,211).......... $3,952,896
 Cash equivalents..................................................  1,300,332
 Cash held by brokers..............................................     19,454
 Interest receivable...............................................     76,079
 Receivable for shares sold........................................     12,616
 Receivable from investment adviser................................      8,253
-------------------------------------------------------------------------------
  Total assets.....................................................  5,369,630
-------------------------------------------------------------------------------
LIABILITIES:
 Written options outstanding at market value (premiums received
  $64,602).........................................................     62,200
 Overdraft payable.................................................     19,726
 Payable for administrative fees...................................      6,876
 Payable for shares redeemed.......................................      4,531
 Payable for investment advisory fees..............................      1,836
 Distributions payable.............................................      1,312
 Payable for investments purchased.................................        663
 Payable for daily variation on futures contracts..................        297
 Other.............................................................     26,162
-------------------------------------------------------------------------------
  Total liabilities................................................    123,603
-------------------------------------------------------------------------------
NET ASSETS......................................................... $5,246,027
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REPRESENTED BY:
 Paid in capital................................................... $5,221,318
 Undistributed net investment income...............................      1,406
 Distributions in excess of net realized gains.....................    (10,381)
 Net unrealized appreciation of investments........................     33,684
-------------------------------------------------------------------------------
                                                                    $5,246,027
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Net asset value, purchase and redemption price per outstanding
  capital share (586,926 capital shares outstanding)............... $     8.94
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest............................................................. $141,911
--------------------------------------------------------------------------------
 Total investment income..............................................  141,911
--------------------------------------------------------------------------------
EXPENSES:
 Administrative fees..................................................   27,580
 Custodian fees.......................................................   10,603
 Registration fees....................................................   10,339
 Investment advisory fees.............................................   10,167
 Shareholder reports fees.............................................    8,298
 Legal fees...........................................................    5,981
 Audit fees...........................................................    4,823
 Trustees' fees and expenses..........................................    4,122
 Miscellaneous fees...................................................      728
--------------------------------------------------------------------------------
  Total expenses......................................................   82,641
--------------------------------------------------------------------------------
 Waiver of investment advisory fees...................................  (10,167)
 Reimbursed expenses by the adviser...................................  (52,146)
--------------------------------------------------------------------------------
  Total waivers and reimbursements....................................  (62,313)
--------------------------------------------------------------------------------
 Net expenses.........................................................   20,328
--------------------------------------------------------------------------------
 Net investment income................................................  121,583
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
 Investments..........................................................   14,541
 Written options......................................................   46,438
 Futures..............................................................  (23,760)
--------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN...............................................   37,219
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION:
 Investments..........................................................   12,256
 Written options......................................................    1,221
 Futures..............................................................    3,597
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION..................   17,074
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN......................................   54,293
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS............................ $175,876
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED      YEAR ENDED
                                                     JUNE 30, 1998 DECEMBER 31,
                                                      (UNAUDITED)      1997
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income..............................  $   121,583  $  1,313,223
 Net realized gain on investments...................       37,219       936,018
 Change in unrealized appreciation/depreciation on
  investments.......................................       17,074       (65,767)
--------------------------------------------------------------------------------
  Increase in net assets from operations............      175,876     2,183,474
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................     (121,583)   (1,311,868)
 From net realized gains............................          --       (936,018)
 In excess of net realized gains....................          --        (46,569)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions.........     (121,583)   (2,294,455)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 174,319 and 726,794 capital
  shares for the six months ended June 30, 1998 and
  year ended December 31, 1997, respectively........    1,554,429     7,587,121
 Proceeds from 13,116 and 129,365 capital shares
  issued upon reinvestment of distributions for the
  six months ended June 30, 1998 and year ended
  December 31, 1997, respectively...................      116,618     1,166,897
 Cost of 246,464 and 3,026,174 capital shares
  redeemed for the six months ended June 30, 1998
  and year ended December 31, 1997, respectively....   (2,190,873)  (31,857,016)
--------------------------------------------------------------------------------
  Decrease in net assets from fund share
   transactions.....................................     (519,826)  (23,102,998)
--------------------------------------------------------------------------------
 Net decrease in net assets.........................     (465,533)  (23,213,979)
  Net assets, beginning of period...................    5,711,560    28,925,539
--------------------------------------------------------------------------------
  Net assets, end of period (including undistributed
   net investment income of $1,406 and $1,406
   respectively)....................................  $ 5,246,027  $  5,711,560
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
MASTER FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS
                             ENDED
                           JUNE 30,          YEAR ENDED DECEMBER 31
                             1998     ------------------------------------------
                          (UNAUDITED)  1997     1996     1995     1994     1993
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD.........    $  8.84   $ 10.27  $ 10.41  $  9.50  $10.26   $10.06
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..       0.24      0.59     0.58     0.61    0.64     0.67
 Net realized and
  unrealized gains
  (losses) on
  investments...........       0.10      0.41    (0.01)    0.91   (0.75)    0.41
---------------------------------------------------------------------------------
  Total from investment
   operations...........       0.34      1.00     0.57     1.52   (0.11)    1.08
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment in-
  come..................       0.24      0.59     0.58     0.61    0.64     0.67
 From net realized
  gains.................        --       1.75     0.12      --     0.01     0.21
 In excess of net real-
  ized gains............        --       0.09     0.01      --      --       --
---------------------------------------------------------------------------------
  Total distributions...       0.24      2.43     0.71     0.61    0.65     0.88
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................    $  8.94   $  8.84  $ 10.27  $ 10.41  $ 9.50   $10.26
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL RETURN............       3.86%    10.04%    5.69%   16.43%  (1.04)%  10.94%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL
 DATA
Net assets, end of pe-
 riod ($000)............    $ 5,246   $ 5,712  $28,926  $24,868  $6,155   $8,066
Ratio of expenses to av-
 erage net assets:
 Before expense
  reimbursement and
  waivers...............       3.66%*    1.09%    0.97%    1.03%   1.17%    1.04%
 After expense
  reimbursement and
  waivers...............       0.90%*    0.90%    0.72%    0.69%   0.60%    0.60%
Ratio of net investment
 income to average net
 assets.................       5.38%*    5.60%    5.66%    5.99%   7.16%    6.39%
Portfolio turnover
 rate...................     103.80%    39.98%   21.95%   31.82%  44.30%  105.39%
Average commission
 rate(1)................    $0.0497   $0.0375  $0.0418  $0.0277     --       --
---------------------------------------------------------------------------------

(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and
 * Annualized

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE
-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.43% OF NET ASSETS
 Lockheed Martin Corp.....................................   2,918   $  308,943
 Raytheon Co., Class B....................................   5,232      309,342
                                                                     ----------
                                                                        618,285
-------------------------------------------------------------------------------
AUTO RELATED--4.54%
 Dana Corp................................................   3,636      194,526
 Ford Motor Co. ..........................................   1,670       98,530
 General Motors Corp......................................   5,207      347,893
 Navistar International Corp.*............................   6,126      176,888
                                                                     ----------
                                                                        817,837
-------------------------------------------------------------------------------
BANKS / SAVINGS & LOANS--6.14%
 Bankers Trust New York Corp..............................   2,471      286,790
 Chase Manhattan Corp.....................................   2,834      213,967
 First Chicago NBD Corp...................................   3,092      274,029
 Wells Fargo & Co.........................................     895      330,255
                                                                     ----------
                                                                      1,105,041
-------------------------------------------------------------------------------
CHEMICALS--2.34%
 Dow Chemical Co. ........................................   2,117      204,688
 Du Pont (E.I.) De Nemours Co.............................   2,896      216,114
                                                                     ----------
                                                                        420,802
-------------------------------------------------------------------------------
COMPUTERS--5.34%
 Dell Computer Corp.*.....................................   3,770      349,668
 Gateway 2000, Inc.*......................................   3,364      170,302
 International Business Machines Corp.....................   3,082      353,852
 Unisys Corp.*............................................   3,100       87,575
                                                                     ----------
                                                                        961,397
-------------------------------------------------------------------------------
ELECTRONICS--4.03%
 General Electric Co. ....................................   6,341      577,031
 Hewlett-Packard Co.......................................   2,478      148,370
                                                                     ----------
                                                                        725,401
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                                                INVESTMENTS
                                                            --------------------
                                                            NUMBER OF   MARKET
                                                             SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
ELECTRIC / GAS / WATER UTILITIES--3.46%
 Consolidated Edison, Inc..................................   3,129   $  144,130
 P G & E Corp..............................................   6,287      198,433
 PECO Energy Co............................................   9,597      280,112
                                                                      ----------
                                                                         622,675
--------------------------------------------------------------------------------
ENTERTAINMENT / ADVERTISING--2.30%
 The Walt Disney Co........................................     606       63,668
 Time Warner, Inc..........................................   4,097      350,037
                                                                      ----------
                                                                         413,705
--------------------------------------------------------------------------------
FINANCIAL SERVICES--6.24%
 Associates First Capital Corp., Class A...................     537       41,282
 Federal National Mortgage Association.....................   3,948      239,841
 J.P. Morgan & Co..........................................   1,722      201,689
 Lehman Brothers Holdings, Inc. ...........................   3,566      276,588
 Morgan Stanley Dean Witter & Co. .........................   3,982      363,855
                                                                      ----------
                                                                       1,123,255
--------------------------------------------------------------------------------
FOOD PROCESSING & WHOLESALE--5.24%
 Bestfoods.................................................   3,638      211,232
 Coca-Cola Co..............................................     828       70,794
 PepsiCo, Inc. ............................................   8,454      348,199
 Philip Morris Companies, Inc..............................   6,427      253,063
 SUPERVALU, Inc............................................   1,334       59,196
                                                                      ----------
                                                                         942,484
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES--4.61%
 Colgate-Palmolive Co. ....................................   3,538      311,344
 Johnson & Johnson.........................................   3,445      254,069
 Procter & Gamble Co. .....................................   2,897      263,808
                                                                      ----------
                                                                         829,221
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
INSURANCE--4.67%
 Allstate Corp............................................   2,758   $  252,529
 American International Group, Inc........................   1,963      286,598
 Hartford Financial Services Group, Inc...................   2,639      301,836
                                                                     ----------
                                                                        840,963
-------------------------------------------------------------------------------
MACHINERY--4.11%
 Caterpillar, Inc.........................................   4,286      226,622
 McDermott International, Inc. ...........................   7,581      261,071
 NACCO Industries, Inc., Class A..........................   1,950      252,038
                                                                     ----------
                                                                        739,731
-------------------------------------------------------------------------------
METALS & MINING--1.72%
 Aluminum Co. of America..................................   4,290      282,872
 Cyprus Amax Minerals Co. ................................   2,018       26,738
                                                                     ----------
                                                                        309,610
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--1.11%
 Eastman Kodak Co.........................................     926       67,656
 Guidant Corp.............................................   1,854      132,213
                                                                     ----------
                                                                        199,869
-------------------------------------------------------------------------------
OFFICE / BUSINESS EQUIPMENT--1.83%
 Xerox Corp...............................................   3,236      328,859
-------------------------------------------------------------------------------
OIL & GAS--9.31%
 Chevron Corp.............................................     877       72,846
 Exxon Corp...............................................   4,820      343,726
 Mobil Corp. .............................................   4,446      340,675
 Phillips Petroleum Co....................................   5,834      281,126
 Praxair, Inc. ...........................................   3,835      179,526
 Royal Dutch Petroleum Co., New York Shares...............   2,545      139,498
 Texaco, Inc..............................................   5,344      318,970
                                                                     ----------
                                                                      1,676,367
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                                               INVESTMENTS
                                                           --------------------
                                                           NUMBER OF   MARKET
                                                            SHARES     VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
PAPER & PACKAGING--0.61%
 Kimberly-Clark Corp......................................   2,389   $  109,595
-------------------------------------------------------------------------------
PHARMACEUTICAL & BIOTECHNOLOGY--9.28%
 Becton Dickinson & Co....................................   3,675      285,272
 Bristol Myers Squibb Co..................................   2,964      340,675
 Pfizer, Inc. ............................................   3,111      338,127
 Schering-Plough Corp. ...................................   3,764      344,876
 Warner-Lambert Co........................................   5,202      360,889
                                                                     ----------
                                                                      1,669,839
-------------------------------------------------------------------------------
RETAIL--GENERAL / DEPARTMENT--1.85%
 Gap, Inc. ...............................................   5,052      311,330
 Wal-Mart Stores, Inc. ...................................     350       21,262
                                                                     ----------
                                                                        332,592
-------------------------------------------------------------------------------
TELECOMMUNICATION UTILITIES--8.77%
 A T & T..................................................   6,136      350,519
 Bell Atlantic Corp.......................................   1,940       88,512
 Bellsouth Corp. .........................................   2,297      154,186
 GTE Corp. ...............................................   6,030      335,419
 MediaOne Group, Inc.*....................................   7,077      310,946
 SBC Communications, Inc..................................     990       39,600
 U.S. WEST, Inc...........................................   6,387      300,189
                                                                     ----------
                                                                      1,579,371
-------------------------------------------------------------------------------
TELECOMMUNICATIONS & EQUIPMENT--3.79%
 Lucent Technologies, Inc.................................   4,326      359,869
 Northern Telecom, Ltd....................................   5,690      322,908
                                                                     ----------
                                                                        682,777
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--(CONTINUED)
June 30, 1998 (Unaudited)

                                                              INVESTMENTS
                                                         ---------------------
                                                         NUMBER OF   MARKET
                                                          SHARES      VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------
TRANSPORTATION--2.30%
 Burlington Northern Santa Fe Corp......................       894 $    87,780
 Ryder System, Inc......................................     1,327      41,883
 US Airways Group, Inc.*................................     3,577     283,477
                                                                   -----------
                                                                       413,140
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS--97.02% (Cost $16,565,094)..........            17,462,816
-------------------------------------------------------------------------------
CASH EQUIVALENTS--28.84%
 Chase Vista Cash Money Market Fund 5.08% (Cost
  $5,189,628)........................................... 5,189,628   5,189,628
EXCESS LIABILITIES OVER OTHER ASSETS (NET)--(25.86%)....            (4,653,987)
-------------------------------------------------------------------------------
NET ASSETS--(100%)......................................           $17,998,457
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* Non-income producing security

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS+

                                                                      PERCENT OF
                                                                      NET ASSETS
                                                                      ----------
 1. General Electric Co. ........................................        3.2%
 2. Morgan Stanley Dean Witter & Co. ............................        2.0
 3. Warner-Lambert Co. ..........................................        2.0
 4. Lucent Technologies, Inc. ...................................        2.0
 5. International Business Machines Corp. .......................        2.0
 6. A T & T......................................................        1.9
 7. Time Warner, Inc. ...........................................        1.9
 8. Dell Computer Corp. .........................................        1.9
 9. PepsiCo, Inc. ...............................................        1.9
10. General Motors Corp. ........................................        1.9
--------------------------------------------------------------------------------
+ Excludes cash equivalents

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------
ASSETS:
 Investments at market value (identified cost $16,565,094)......... $17,462,816
 Cash equivalents..................................................   5,189,628
 Receivable for investments sold...................................   3,391,862
 Receivable for shares sold........................................     299,523
 Dividends receivable..............................................      17,531
 Receivable from investment adviser................................       8,404
-------------------------------------------------------------------------------
  Total assets.....................................................  26,369,764
-------------------------------------------------------------------------------
LIABILITIES:
 Payable for investments purchased.................................   8,291,682
 Payable for shares redeemed.......................................      33,245
 Payable for investment advisory fees..............................       6,968
 Payable for administrative fees...................................       6,736
 Payable for daily variation on futures contracts..................       4,000
 Distributions payable.............................................         984
 Trustees fees payable.............................................          23
 Overdraft payable.................................................       5,597
 Other.............................................................      22,072
-------------------------------------------------------------------------------
  Total liabilities................................................   8,371,307
-------------------------------------------------------------------------------
NET ASSETS......................................................... $17,998,457
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
REPRESENTED BY:
 Paid in capital................................................... $15,346,698
 Undistributed net investment income...............................       4,633
 Undistributed net realized gains..................................   1,753,404
 Net unrealized appreciation on investments........................     893,722
-------------------------------------------------------------------------------
                                                                    $17,998,457
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Net asset value, purchase and redemption price per outstanding
  capital share (1,058,237 capital shares outstanding)............. $     17.01
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest........................................................... $   21,561
 Dividend...........................................................     79,125
--------------------------------------------------------------------------------
  Total investment income...........................................    100,686
--------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fees...........................................     31,374
 Administrative fees................................................     30,834
 Legal fees.........................................................     13,114
 Registration fees..................................................      8,612
 Shareholder reports fees...........................................      8,119
 Custodian fees.....................................................      4,166
 Trustees' fees and expenses........................................      1,687
 Miscellaneous fees.................................................      4,930
--------------------------------------------------------------------------------
  Total expenses....................................................    102,836
--------------------------------------------------------------------------------
 Waiver of investment advisory fees.................................    (31,374)
 Reimbursed expenses by the adviser.................................    (18,831)
--------------------------------------------------------------------------------
  Total waivers and reimbursements..................................    (50,205)
--------------------------------------------------------------------------------
 Net expenses.......................................................     52,631
--------------------------------------------------------------------------------
 Net investment income..............................................     48,055
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
 Investments........................................................  1,571,840
 Written options....................................................     (3,936)
 Futures............................................................    197,814
--------------------------------------------------------------------------------
  Total net realized gain...........................................  1,765,718
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION:
 Investments........................................................    407,650
 Written options....................................................      5,766
 Futures............................................................    (17,926)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION................    395,490
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN....................................  2,161,208
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................... $2,209,263
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED      YEAR ENDED
                                                     JUNE 30, 1998 DECEMBER 31,
                                                      (UNAUDITED)      1997
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income..............................  $    48,055   $    59,053
 Net realized gain on investments...................    1,765,718       843,101
 Change in unrealized appreciation/depreciation on
  investments.......................................      395,490       267,769
--------------------------------------------------------------------------------
  Increase in net assets from operations............    2,209,263     1,169,923
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................      (42,766)      (59,053)
 In excess of net investment income.................          --         (4,391)
 From net realized gains............................          --       (843,101)
 In excess of net realized gains....................          --        (10,895)
--------------------------------------------------------------------------------
  Decrease in net assets from distributions.........      (42,766)     (917,440)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
 Proceeds from sales of 623,838 and 410,633 capital
  shares for the six months ended June 30, 1998 and
  year ended December 31, 1997, respectively........   10,057,747     5,881,889
 Proceeds from 2,468 and 64,869 capital shares
  issued upon reinvestment of distributions for the
  six months ended June 30, 1998 and year ended
  December 31, 1997, respectively...................       41,618       892,423
 Cost of 102,439 and 232,295 capital shares redeemed
  for the six months ended June 30, 1998 and year
  ended December 31, 1997, respectively.............   (1,598,247)   (3,214,594)
--------------------------------------------------------------------------------
  Increase in net assets from fund share
   transactions.....................................    8,501,118     3,559,718
--------------------------------------------------------------------------------
 Net increase in net assets.........................   10,667,615     3,812,201
  Net assets, beginning of period...................    7,330,842     3,518,641
--------------------------------------------------------------------------------
  Net assets, end of period (including undistributed
   (distributions in excess of) net investment
   income of $4,633 and ($656) respectively)........  $17,998,457   $ 7,330,842
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

THE ANALYTIC SERIES FUND
ENHANCED EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS
                            ENDED
                          JUNE 30,          YEAR ENDED DECEMBER 31
                            1998     ------------------------------------------
                         (UNAUDITED)  1997     1996     1995     1994     1993
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 13.72   $ 12.09  $ 12.94  $  9.83  $10.15   $10.02
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      0.06      0.15     0.21     0.23    0.28     0.40
 Net realized and
  unrealized gains
  (losses) on
  investments...........      3.28      3.45     2.74     3.22   (0.32)    0.62
--------------------------------------------------------------------------------
  Total from investment
   operations...........      3.34      3.60     2.95     3.45   (0.04)    1.02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment
  income................      0.05      0.15     0.21     0.23    0.28     0.40
 In excess of net
  investment income.....       --       0.01      --       --      --       --
 From net realized
  gains.................       --       1.79     3.58     0.11     --      0.37
 In excess of net
  realized gains........       --       0.02     0.01      --      --       --
 Return of capital......       --        --       --       --      --      0.12
--------------------------------------------------------------------------------
  Total distributions...      0.05      1.97     3.80     0.34    0.28     0.89
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.................   $ 17.01   $ 13.72  $ 12.09  $ 12.94  $ 9.83   $10.15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN............     24.35%    29.86%   22.95%   35.36%  (0.37)%  10.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL
 DATA
Net assets, end of
 period ($000)..........   $17,998   $ 7,331  $ 3,519  $ 2,318  $1,511   $  903
Ratio of expenses to
 average net assets:
 Before expense
  reimbursement and
  waivers...............      1.95%*    2.24%    1.51%    1.33%   1.35%    1.35%
 After expense
  reimbursement and
  waivers...............      1.00%*    1.00%    0.91%    0.50%   0.24%    0.57%
Ratio of net investment
 income to average net
 assets.................      0.91%*    1.17%    1.53%    2.02%   3.24%    2.16%
Portfolio turnover
 rate...................    197.46%   189.39%  179.47%   10.15%  24.75%   76.34%
Average commission
 rate(1)................   $0.0303   $0.0288  $0.0658  $0.0431     --       --
--------------------------------------------------------------------------------

(1) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for portfolio trades on which commissions were charged. The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.
 * Annualized

                See accompanying Notes to Financial Statements.

                           THE ANALYTIC SERIES FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Analytic Series Fund (the "Fund") was organized on November 18, 1992, under the laws of the state of Delaware, and is registered under the Investment Company Act of 1940, as amended, as a no load, open-end diversified investment company or "mutual fund" consisting of three separate diversified portfolios. These portfolios are: the Short-Term Government Portfolio, the Master Fixed Income Portfolio and the Enhanced Equity Portfolio. Operations commenced on November 30, 1992.

The Investment objective of each of the portfolios are as follows:

  Short-Term Government Portfolio--to provide a high level of income consistent with both low fluctuations in market value and low credit risk. At least 80% of the total assets of the portfolio will be invested in U.S. Government securities.

  Master Fixed Income Portfolio--to provide above-average total returns from a diversified bond portfolio consisting primarily of domestic government, corporate, and mortgage-related fixed income securities.

  Enhanced Equity Portfolio--to provide above-average total returns from a diversified equity portfolio which consists primarily of domestic common stocks and related investments such as options and futures.

DERIVATIVE FINANCIAL INSTRUMENTS--Each portfolio may utilize various call option, put option, and financial futures strategies in pursuit of its objective. These techniques will be used to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the portfolio to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock or bond markets, and not for speculation. The Portfolios will only write covered call and cash secured put options on common stock or stock indices.

ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION--Common stocks and outstanding options are recorded at market value. Investments traded on securities exchanges are valued at the last sale price on the day of the valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices. Fixed income securities are valued on the basis of prices provided by a pricing service. Short-term investments that have remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, if it approximates market value. Securities for which quotations are not readily available, including circumstances in which it is determined by Analytic.TSA Global Asset Management, Inc. (the "Adviser") the bid or asked prices are not reflective of an investment's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees.

INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Investment transactions are accounted for on the trade date (the date the

                           THE ANALYTIC SERIES FUND
order to buy or sell is executed). Realized gains or losses from investment transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

EXPENSE REDUCTIONS--The Portfolio has directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. This amount, if any is shown as an expense reduction on the statement of operations.

WRITTEN OPTION ACCOUNTING PRINCIPLES--When a covered put or call option is written in a portfolio, an amount equal to the premium received by the portfolio is included in the portfolio's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the portfolio enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When a portfolio writes a covered put option, cash equal to the exercise price is placed in an interest-bearing escrow account to secure the outstanding put option. When a put option expires, or if the portfolio enters into a closing purchase transaction, the portfolio will realize a gain or loss on the option transaction, the cash is released from escrow, and the liability related to such option is extinguished. When a put option is exercised, the portfolio uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

FEDERAL INCOME TAXES--It is the Fund's intention to comply with the provisions of the Internal Revenue Code enabling each portfolio to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income or excise taxes has been made.

At December 31, 1997 the Short-Term Government had unused capital loss carryforwards of $797,773. These realized losses are intended to be used to offset future net capital gains, to the extent provided by regulations throughout the following expiration dates:

                                 DECEMBER 31,
     ------------------------------------------------------------------------------------------
      1999            2001                   2003                   2004                  2005
     -------         -------               --------               --------               ------
     $34,059         $57,661               $257,536               $444,657               $3,860

                           THE ANALYTIC SERIES FUND

The cost and net unrealized appreciation/(depreciation) of investments and options held at June 30, 1998 as computed for U.S. Federal income tax purposes was:

                                           AGGREGATE       AGGREGATE       NET
                                             GROSS           GROSS      UNREALIZED
                               COST     UNREALIZED GAIN UNREALIZED LOSS    GAIN
                            ----------- --------------- --------------- ----------
   Short-Term Government
    Portfolio.............. $ 3,365,181   $    4,877       $  (4,738)    $    139
   Master Fixed Income
    Portfolio..............   5,160,941       66,137         (36,050)      30,087
   Enhanced Equity Portfo-
    lio....................  21,754,722    1,036,611        (138,889)     897,722

DISTRIBUTIONS TO SHAREHOLDERS--Distributions are recorded on the ex-dividend date. Certain foreign currency gains (losses) are taxable as ordinary income and, therefore increase (decrease) taxable ordinary income available for distribution.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain
(loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investment and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

CASH AND CASH EQUIVALENTS--Cash and cash equivalents at June 30, 1998, consists of cash on deposit and money market funds valued at cost, which approximates market value. Cash held by brokers consists of cash held in margin accounts to cover futures activity.

2. ADVISORY SERVICES

The Adviser is a wholly-owned subsidiary of United Asset Management Corporation. The Adviser, subject to the control and direction of the Fund's board of trustees, manages and supervises the investment operations of the Fund and the composition of its portfolio, and makes recommendations to the trustees as to investment policies.

As compensation for furnishing investment advisory, management and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement, each portfolio of the fund pays the Adviser an annual fee based on the average daily net assets of that portfolio. These annual fee schedules are:

   Short-Term Government Portfolio........................................ 0.30%
   Master Fixed Income Portfolio.......................................... 0.45%
   Enhanced Equity Portfolio.............................................. 0.60%

The adviser voluntarily agreed to waive and reimburse expenses that exceeded the following percentages of average daily net assets:

   Short-Term Government Portfolio........................................ 0.60%
   Master Fixed Income Portfolio.......................................... 0.90%
   Enhanced Equity Portfolio.............................................. 1.00%

At June 30, 1998, three officers of the Fund are also officers of the Adviser.

                           THE ANALYTIC SERIES FUND

3. ADMINISTRATION SERVICES

UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of United Asset Management Corporation, provides and oversees administrative, fund accounting, dividend disbursing and transfer agent services to the Fund under a Fund Administration Agreement (the "Administration Agreement"). Pursuant to the agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, of 0.19% of the first $200 million of the combined aggregate net assets; plus 0.11% of the next $800 million of the combined aggregate net assets; plus 0.07% of the next $2 billion of the combined aggregate net assets; plus 0.05% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the portfolios of other funds administered by UAM Fund Services, Inc., the Analytic Series Fund and the Analytic Optioned Equity Fund on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. In addition, the Administrator receives a Portfolio-specific monthly fee of 0.04% of average daily net assets of the Portfolio. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of the Chase Manhattan Bank, under which CGFSC agrees to provide certain services, including but not limited to, administration, fund accounting, dividend disbursing, and transfer agent services. Pursuant to the Mutual Funds Services Agreement, the Administrator pays CGFSC a monthly fee. For the six months ended June 30, 1998, UAM Fund Services, Inc. earned the following amounts from the Portfolio as Administrator and paid the following portion to CGFSC for their services.

                                                                    PORTION PAID
                                                ADMINISTRATION FEES   TO CGFSC
                                                ------------------- ------------
   Short-Term Government Portfolio.............       $27,657         $27,001
   Master Fixed Income Portfolio...............        27,580          26,677
   Enhanced Equity Portfolio...................        30,834          28,743

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 1998, the cost basis of purchases and proceeds of sales (including $3,349 premiums for call options exercised in the Master Fixed Income Portfolio) aggregated:

                                                          COST OF   PROCEEDS OF
                                                         PURCHASES     SALES
                                                        ----------- -----------
   Short-Term Government Portfolio..................... $ 1,135,358 $   850,388
   Master Fixed Income Portfolio.......................   3,350,368   3,417,952
   Enhanced Equity Portfolio...........................  28,561,603  20,260,712

5. FUTURES AND WRITTEN OPTIONS CONTRACTS

The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risk such as interest rates. These financial instruments include written options and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                           THE ANALYTIC SERIES FUND

Transactions in option contracts written in the Master Fixed Income Portfolio were as follows:

                                                           NUMBER OF
                                                           CONTRACTS PREMIUMS
                                                           --------- ---------
   Outstanding at beginning of year.......................    176    $  70,262
   Options written........................................    919      171,574
   Options terminated in closing purchase transactions....   (512)    (126,260)
   Options expired........................................   (228)     (47,625)
   Options exercised......................................    (17)      (3,349)
                                                             ----    ---------
   Outstanding at June 30, 1998...........................    338       64,602
                                                             ====    =========

Transactions in option contracts written in the Enhanced Equity Portfolio were as follows:

                                                            NUMBER OF
                                                            CONTRACTS PREMIUMS
                                                            --------- --------
   Outstanding at beginning of year........................      5    $ 20,234
   Options written.........................................      5      20,234
   Options terminated in closing purchase transactions.....    (10)    (40,468)
                                                               ---    --------
   Outstanding at June 30, 1998............................      0           0
                                                               ===    ========

At June 30, 1998, the following Portfolio had future contracts open:

                                   NUMBER                           UNREALIZED
                                     OF     AGGREGATE  EXPIRATION  APPRECIATION
   PORTFOLIO                      CONTRACTS FACE VALUE    DATE    (DEPRECIATION)
   ---------                      --------- ---------- ---------- --------------
   Purchases:
   SHORT TERM GOVERNMENT
      U.S. Long Bond.............      1    $  123,594  Sept '98     $ 1,896
   ENHANCED EQUITY
      S&P 500....................      2       571,500  Sept '98      (4,000)
   MASTER FIXED INCOME
      U.S. Long Bond.............      4       494,375  Sept '98       7,585
   Sales:
   SHORT TERM GOVERNMENT
      U.S. 2 Year Note...........      4       833,500  Sept '98      (1,227)
   MASTER FIXED INCOME
      U.S. 2 Year Note...........     13     2,708,875  Sept '98      (3,988)

6. OTHER

At June 30, 1998 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             NO. OF        %
   PORTFOLIO                                              SHAREHOLDERS OWNERSHIP
   ---------                                              ------------ ---------
   Short-Term Government Portfolio.......................       2          76
   Enhanced Equity Portfolio.............................       4          75

                           THE ANALYTIC SERIES FUND

7. SUBSEQUENT EVENT

A special meeting of the stockholders of the Analytic Series Fund was held on May 28, 1998. A vote was taken to approve a proposed Agreement and Plan of Reorganization between the Fund and PBHG Advisor Funds, Inc, providing for (a) the acquisition of all the assets of the funds by the corresponding series of the PBHG Advisor Funds in exchange for Class A shares of such respective series of PBHG Advisor Funds, and (b) the liquidation of the Fund and its Portfolios and the pro rata distribution of each Portfolio's holdings of PBHG Fund shares to its shareholders. The following is the results of that vote:

                                                      VOTES IN  VOTES    VOTES
   FUND                                               FAVOR OF AGAINST ABSTAINED
   ----                                               -------- ------- ---------
   Short Term Government............................. 272,385       0        0
   Master Fixed Income............................... 320,815   4,832        0
   Enhanced Equity................................... 427,870   5,411    7,637

Effective July 24, 1998 the reorganization plan was enacted.

Effective July 20, 1998, the Adviser will become a subsidiary of Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") a wholly-owned subsidiary of United Asset Management Corporation.

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